INTANGIBLE ASSETS AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE

9.    INTANGIBLE ASSETS AND UNFAVORABLE LEASE

Intangible assets and unfavorable lease as of December 31 are as follows:

	2013	2014
Intangible assets, original cost—
Favorable lease agreements	451,337	479,644
Franchise agreements	49,574	53,318
Customer relationship	7,073	7,073
Brand	684,300	709,708
Purchased software	51,138	63,266
	1,243,422	1,313,009
Less: Accumulated amortization —
Favorable lease agreements	(82,740)	(116,259)
Franchise agreements	(14,520)	(21,334)
Customer relationship	(3,968)	(5,721)
Purchased software	(29,695)	(43,059)
	(130,923)	(186,373)
Intangible assets, net	1,112,499	1,126,636

Unfavorable lease liability—
	2013	2014

Unfavorable lease agreements, original cost	416,612	445,465
Less: Accumulated amortization	(78,985)	(114,183)
Unfavorable lease liability, net	337,627	331,282

Franchise agreements, and favorable and unfavorable leases agreements were acquired primarily from the acquisition of Top Star hotel chain, the purchase of minority interests in Home Inns Beijing, the acquisition of Motel 168 and the acquisition of Fairyland. The value of the lease agreements was determined based on the difference between the contractual payment and the projected market payment over the unexpired term discounted using an appropriate discount rate. Franchise agreements were determined at the estimated value of future forgone royalty payments over the life of the asset by virtue of owning the asset.

The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term and the amortization is recorded as operating costs at net. The value of franchise agreements is amortized using the straight-line method over the remaining terms of the franchise agreements.

Amortization expense of intangible assets for the years ended December 31, 2012, 2013 and 2014 amounted to RMB 45,096, RMB 47,422 and RMB 55,877, respectively. Amortization expense of unfavorable lease agreements for the years ended December 31, 2012, 2013 and 2014 amounted to RMB 32,457, RMB 32,921 and RMB 35,198 respectively. The cost of intangible assets is stated net off accumulated impairment losses of zero, zero and RMB 1,403 as of December 31, 2012, 2013 and 2014.

The annual estimated amortization expense for intangible assets and unfavorable lease liability for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2015	51,397	(36,338)	15,059
2016	48,093	(36,247)	11,846
2017	42,444	(35,902)	6,542
2018	38,653	(33,761)	4,892
2019	34,636	(32,000)	2,636
	215,223	(174,248)	40,975